Combined Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 1,005,831
Total Current Assets	$ 686,864	1,071,545
Total Assets	306,028,728	305,392,570
Current liabilities:
Total Current Liabilities	412,174	19,781
Deferred tax liabilities, net		31,500,000	42,200,000
Net parent investment	5,000,003	5,000,009
Total Liabilities and Shareholders' Equity	306,028,728	305,392,570
Mafco Worldwide & Merisant
Current assets:
Cash and cash equivalents	10,500,000	10,400,000	7,200,000
Accounts receivable (net of allowances of $1.9 and $2.8, respectively)	53,100,000	55,000,000	56,600,000
Inventories	116,400,000	121,100,000	123,500,000
Prepaid expenses and other current assets	6,800,000	7,300,000	4,100,000
Total Current Assets	186,800,000	193,800,000	191,400,000
Property, plant and equipment, net	20,200,000	20,400,000	19,700,000
Goodwill	113,100,000	130,800,000	130,800,000
Other intangible assets, net	225,900,000	251,300,000	262,000,000
Other assets	3,700,000	3,500,000	4,100,000
Total Assets	549,700,000	599,800,000	608,000,000
Current liabilities:
Accounts payable	27,200,000	26,300,000	24,600,000
Accrued expenses and other current liabilities	21,600,000	28,100,000	31,300,000
Total Current Liabilities	48,800,000	54,400,000	55,900,000
Due to related party	6,900,000	8,400,000	6,900,000
Deferred tax liabilities, net	30,900,000	31,500,000
Other liabilities	18,100,000	17,800,000	18,500,000
Net parent investment	445,000,000	487,700,000	484,500,000
Total Liabilities and Shareholders' Equity	$ 549,700,000	$ 599,800,000	$ 608,000,000